Wegener Investment Trust

Investment Objective

The Wegener Adaptive Growth Fund seeks long-term capital appreciation, while attempting to protect capital during negative market conditions using hedging strategies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Wegener Investment Trust Wegener Adaptive Growth Fund
Redemption Fee (as a percentage of amounts redeemed within 180 days of purchase)	1.50%
Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wegener Investment Trust Wegener Adaptive Growth Fund
Management Fees		1.25%
Distribution (12b-1) Fees		none
Other Expenses		3.89%
Acquired Fund Fees and Expenses	[1][2]	0.01%
Total Annual Fund Operating Expenses		3.89%
Expense Reimbursement		(3.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement		2.00%
[1]	The Total Annual Fund Operating Expenses in this table will not correlate to the expense ratio in the Fund's Financial Highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[2]	The investment manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; indirect costs of investing in other funds; taxes; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2013. The agreement may be terminated only by the Trust's Board of Trustees on 60 days'; written notice to the investment manager.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for the fee waiver and/or expense reimbursement reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wegener Investment Trust Wegener Adaptive Growth Fund	203	1,262	2,318	4,945

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC, believes have superior prospects for appreciation. The Fund may invest in options to increase the Fund’s market exposure, or use hedging strategies to reduce the Fund’s market exposure, based on the investment manager’s assessment of market conditions.

The investment manager believes that individual stocks, and the stock market as a whole, are influenced by three primary groups of factors:  Long Term Reversal Factors, Intermediate Term Trend Factors, and Short Term Reversal Factors.  Long Term Reversal Factors are primarily an estimate of stock price to present value of future cash flows, which help determine current investor sentiment regarding the security, and combined with an assumption that shareholder sentiment will return to a normal level, helps estimate the future return of the security.  Intermediate Term Trend Factors include consideration of changes in analyst estimates of future earnings of a company, and trends involving particular sectors or market indexes.  These Intermediate Term Trend Factors are watched as a signal of whether investor sentiment is currently moving in a positive or negative direction.  Short Term Reversal Factors include analysis of an individual stock's price movements compared to the markets generally.  These Short Term Reversal Factors are typically monitored to identify individual securities which are likely to perform well relative to the market over a short period of time.  The investment manager selects individual stocks for the Fund’s portfolio that it believes gives the portfolio the best combination of Factors, and sells those that have become less attractive based on the Factors.  As a hedging strategy, the Fund will typically simultaneously purchase put options on market indexes and write call options on market indexes.  To achieve leverage, the Fund will typically buy call options on individual stocks or market indexes.

Stocks are selected from among all stocks sold on the New York Stock Exchange, Nasdaq System, and American Stock Exchange, and may include foreign companies sold as American Depositary Receipts (ADRs).  These companies will be selected from any capitalization range (small, mid and large capitalization).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

·      Management Risk.  The investment manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the investment manager’s judgment will produce the desired results.

·      Option Risks.  If an option the Fund has purchased is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs).  When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security or index beyond the exercise price (plus the premium received).  When the Fund sells put options, the Fund will lose money if a decrease in the value of the underlying security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received.  When the Fund terminates a position in an option it has sold by buying it back in the open market prior to expiration, the Fund will lose money if the cost to buy back the option position is higher than the premiums originally received.  Increases in the volatility of the underlying security can also cause the price of the options to increase, thus increasing the Fund’s cost to cover its obligation.

·      Leverage Risk.  The leverage offered by trading in options may magnify the gains and losses experienced by the Fund and could cause the Fund’s net asset value to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in options.

·      Smaller Company Risk.  To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks such as increases volatility of earnings and prospects; higher failure rates; disproportionate impact on market price caused by low trading volume; limited markets, product lines and financial resources and lack of management experience.

·      Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance.

·      Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

·      Sector Risk.  If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

·      Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and may affect certain sectors in which the Fund is more heavily weighted.

·      Portfolio Turnover Risk:  To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a Fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders.  These factors may negatively affect the Fund’s performance.

PERFORMANCE

The bar chart shows the Fund’s total return for each full calendar year since inception. The performance table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and the Russell 2000 Index, which is included because the Fund’s portfolio generally includes a significant number of smaller capitalization companies.  The variability of performance over time provides an indication of the risks of investing in the Fund.  This past performance (before and after taxes), however, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available at www.wegenerfunds.com or by calling 1-800-595-4077.

The Fund’s return for the year-to-date period ended September 30, 2012 was (2.27%).  During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest Quarterly Return: 6/30/2009: 21.40%

Lowest Quarterly Return: 9/30/2011: (22.17%)

Average Annual Total Returns (For PERIODS ended December 31, 2011)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Wegener Investment Trust	1 Year	5 Years	Since Inception
- Comparison Index - S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	1.26%	[1]
- Comparison Index - Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	1.65%	[1]
Wegener Adaptive Growth Fund	(32.39%)	(0.80%)	(0.56%)	[1]
Wegener Adaptive Growth Fund Returns After Taxes on Distributions	(32.39%)	(2.67%)	(2.34%)	[1]
Wegener Adaptive Growth Fund Returns After Taxes on Distributions and Sale of Fund Shares	(21.05%)	(1.32%)	(1.09%)	[1]
[1]	The Wegener Adaptive Growth Fund Inception Date was 9/13/2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Wegener Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001353288
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Wegener Investment Trust
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wegener Adaptive Growth Fund seeks long-term capital appreciation, while attempting to protect capital during negative market conditions using hedging strategies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for the fee waiver and/or expense reimbursement reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC, believes have superior prospects for appreciation. The Fund may invest in options to increase the Fund’s market exposure, or use hedging strategies to reduce the Fund’s market exposure, based on the investment manager’s assessment of market conditions.

The investment manager believes that individual stocks, and the stock market as a whole, are influenced by three primary groups of factors:  Long Term Reversal Factors, Intermediate Term Trend Factors, and Short Term Reversal Factors.  Long Term Reversal Factors are primarily an estimate of stock price to present value of future cash flows, which help determine current investor sentiment regarding the security, and combined with an assumption that shareholder sentiment will return to a normal level, helps estimate the future return of the security.  Intermediate Term Trend Factors include consideration of changes in analyst estimates of future earnings of a company, and trends involving particular sectors or market indexes.  These Intermediate Term Trend Factors are watched as a signal of whether investor sentiment is currently moving in a positive or negative direction.  Short Term Reversal Factors include analysis of an individual stock's price movements compared to the markets generally.  These Short Term Reversal Factors are typically monitored to identify individual securities which are likely to perform well relative to the market over a short period of time.  The investment manager selects individual stocks for the Fund’s portfolio that it believes gives the portfolio the best combination of Factors, and sells those that have become less attractive based on the Factors.  As a hedging strategy, the Fund will typically simultaneously purchase put options on market indexes and write call options on market indexes.  To achieve leverage, the Fund will typically buy call options on individual stocks or market indexes.

Stocks are selected from among all stocks sold on the New York Stock Exchange, Nasdaq System, and American Stock Exchange, and may include foreign companies sold as American Depositary Receipts (ADRs).  These companies will be selected from any capitalization range (small, mid and large capitalization).

Risk [Heading]	rr_RiskHeading

Principal Risks of Investing in the Fund

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

·      Management Risk.  The investment manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the investment manager’s judgment will produce the desired results.

·      Option Risks.  If an option the Fund has purchased is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs).  When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security or index beyond the exercise price (plus the premium received).  When the Fund sells put options, the Fund will lose money if a decrease in the value of the underlying security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received.  When the Fund terminates a position in an option it has sold by buying it back in the open market prior to expiration, the Fund will lose money if the cost to buy back the option position is higher than the premiums originally received.  Increases in the volatility of the underlying security can also cause the price of the options to increase, thus increasing the Fund’s cost to cover its obligation.

·      Leverage Risk.  The leverage offered by trading in options may magnify the gains and losses experienced by the Fund and could cause the Fund’s net asset value to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in options.

·      Smaller Company Risk.  To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks such as increases volatility of earnings and prospects; higher failure rates; disproportionate impact on market price caused by low trading volume; limited markets, product lines and financial resources and lack of management experience.

·      Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance.

·      Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

·      Sector Risk.  If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

·      Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and may affect certain sectors in which the Fund is more heavily weighted.

·      Portfolio Turnover Risk:  To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a Fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders.  These factors may negatively affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-4077
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wegenerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	This past performance (before and after taxes), however, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows the Fund’s total return for each full calendar year since inception. The performance table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and the Russell 2000 Index, which is included because the Fund’s portfolio generally includes a significant number of smaller capitalization companies.  The variability of performance over time provides an indication of the risks of investing in the Fund.  This past performance (before and after taxes), however, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available at www.wegenerfunds.com or by calling 1-800-595-4077.

Annual Return 2007	rr_AnnualReturn2007	11.97%
Annual Return 2008	rr_AnnualReturn2008	(10.96%)
Annual Return 2009	rr_AnnualReturn2009	41.22%
Annual Return 2010	rr_AnnualReturn2010	0.71%
Annual Return 2011	rr_AnnualReturn2011	(32.39%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return for the year-to-date period ended September 30, 2012 was (2.27%).  During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest Quarterly Return: 6/30/2009: 21.40%

Lowest Quarterly Return: 9/30/2011: (22.17%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For PERIODS ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Wegener Investment Trust | - Comparison Index - S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[3]
Wegener Investment Trust | - Comparison Index - Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[3]
Wegener Investment Trust | Wegener Adaptive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amounts redeemed within 180 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.50%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,945
1 Year	rr_AverageAnnualReturnYear01	(32.39%)
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)	[3]
Wegener Investment Trust | Wegener Adaptive Growth Fund | Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.39%)
5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)	[3]
Wegener Investment Trust | Wegener Adaptive Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.05%)
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.09%)	[3]
[1]	The Total Annual Fund Operating Expenses in this table will not correlate to the expense ratio in the Fund's Financial Highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[2]	The investment manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; indirect costs of investing in other funds; taxes; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2013. The agreement may be terminated only by the Trust's Board of Trustees on 60 days'; written notice to the investment manager.
[3]	The Wegener Adaptive Growth Fund Inception Date was 9/13/2006.